Reserves - Reconciliation (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 1999 USD ($)	Dec. 31, 1993 GBP (£)
Disclosure of reserves within equity [line items]
Foreign exchange arising on consolidation	$ 536	$ (1,050)	$ (528)
Foreign exchange arising on designating borrowings in net investment hedges	505	(591)	(333)
Fair value movements on derivatives designated in net investment hedges	(48)	(4)	14
Other reserves
Disclosure of reserves within equity [line items]
Reserves from cancellation of share premium account | £					£ 1,255
Reserve from redenomination of share capital				$ (157)
Retained earnings.
Disclosure of reserves within equity [line items]
Cumulative translation differences included within retained earnings, beginning balance	(2,028)	(372)	490
Foreign exchange arising on consolidation	536	(1,050)	(528)
Exchange adjustments on goodwill (recorded against other reserves)	18	(11)	(15)
Foreign exchange arising on designating borrowings in net investment hedges	505	(591)	(333)
Fair value movements on derivatives designated in net investment hedges	(48)	(4)	14
Net exchange movement in retained earnings	1,011	(1,656)	(862)
Cumulative translation differences included within retained earnings, ending balance	(1,017)	(2,028)	$ (372)
Reserve of cash flow hedges	$ 76	$ 80